Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ft² Options	Dec. 31, 2018 USD ($)
Leases
Area of land under operating lease agreement | ft²	590
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Number of additional options to extend | Options	2
Bank guarantee	$ 50
Operating lease assets	538	$ 0
Operating lease liabilities	$ 534
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating Lease, Liability, Noncurrent
Operating leases, weighted average remaining lease term (in years)	3 years 2 months 12 days
Operating leases, weighted average borrowing rate	2.75%